Shareholder Report, Line Graph (Details) - USD ($)												12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name												Class A (with sales charge)
Accumulated Value		$ 31,511	$ 24,073	$ 20,174	$ 25,076	$ 17,807	$ 15,717	$ 13,613	$ 11,329	$ 9,090	$ 9,425	$ 32,721
Class C
Account Value [Line Items]
Line Graph and Table Measure Name												Class C (with sales charge)
Accumulated Value		31,483	24,052	20,307	25,433	18,197	16,180	14,119	11,839	9,571	10,000	$ 32,692
Class R
Account Value [Line Items]
Line Graph and Table Measure Name												Class R
Accumulated Value		32,692	25,039	21,036	26,209	18,658	16,510	14,334	11,960	9,618	10,000	$ 33,862
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6
Accumulated Value		34,403	26,195	21,876	27,099	19,180	16,867	14,554	12,080	9,668	10,000	$ 35,844
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name												Class Y
Accumulated Value		34,194	26,059	21,782	27,008	19,132	16,843	14,553	12,080	9,668	10,000	$ 35,598
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Accumulated Value		29,335	23,825	20,029	23,253	16,130	15,141	13,893	12,104	10,214	10,000	$ 33,822
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Accumulated Value		29,335	23,825	20,029	23,253	16,130	15,141	13,893	12,104	10,214	10,000	$ 33,822
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Accumulated Value		29,335	23,825	20,029	23,253	16,130	15,141	13,893	12,104	10,214	10,000	$ 33,822
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Accumulated Value		29,335	23,825	20,029	23,253	16,130	15,141	13,893	12,104	10,214	10,000	$ 34,890
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Accumulated Value		29,335	23,825	20,029	23,253	16,130	15,141	13,893	12,104	10,214	10,000	$ 33,822
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value		31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000	$ 35,936
Putnam Sustainable Leaders Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]											Putnam Sustainable Leaders Linked Benchmark†
Accumulated Value		33,818	27,151	22,703	25,399	18,040	16,660	15,063	12,299	10,188	10,000	$ 38,946
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value		31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000	$ 35,936
Putnam Sustainable Leaders Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2]											Putnam Sustainable Leaders Linked Benchmark†
Accumulated Value		33,818	27,151	22,703	25,399	18,040	16,660	15,063	12,299	10,188	10,000	$ 38,946
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value		31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000	$ 35,936
Putnam Sustainable Leaders Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[3]											Putnam Sustainable Leaders Linked Benchmark†
Accumulated Value		33,818	27,151	22,703	25,399	18,040	16,660	15,063	12,299	10,188	10,000	$ 38,946
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value		31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000	$ 36,937
Putnam Sustainable Leaders Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[4]											Putnam Sustainable Leaders Linked Benchmark†
Accumulated Value		33,818	27,151	22,703	25,399	18,040	16,660	15,063	12,299	10,188	10,000	$ 40,031
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value		31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000	$ 35,936
Putnam Sustainable Leaders Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[5]											Putnam Sustainable Leaders Linked Benchmark†
Accumulated Value		$ 33,818	$ 27,151	$ 22,703	$ 25,399	$ 18,040	$ 16,660	$ 15,063	$ 12,299	$ 10,188	$ 10,000	$ 38,946

[1]
†	The Putnam Sustainable Leaders Linked Benchmark represents the performance of the Russell 3000 Growth Index through July 31, 2019, and the performance of the S&P 500 Index thereafter.

[2]
†	The Putnam Sustainable Leaders Linked Benchmark represents the performance of the Russell 3000 Growth Index through July 31, 2019, and the performance of the S&P 500 Index thereafter.

[3]
†	The Putnam Sustainable Leaders Linked Benchmark represents the performance of the Russell 3000 Growth Index through July 31, 2019, and the performance of the S&P 500 Index thereafter.

[4]
†	The Putnam Sustainable Leaders Linked Benchmark represents the performance of the Russell 3000 Growth Index through July 31, 2019, and the performance of the S&P 500 Index thereafter.

[5]
†	The Putnam Sustainable Leaders Linked Benchmark represents the performance of the Russell 3000 Growth Index through July 31, 2019, and the performance of the S&P 500 Index thereafter.